INSURANCE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Equity
Disclosure of types of insurance contracts [line items]
Amount of assets or liabilities covered under insurance contracts	R$ 57,062,113	R$ 60,924,807
Business Interruption
Disclosure of types of insurance contracts [line items]
Amount of assets or liabilities covered under insurance contracts	6,464,512	8,354,147
Civil Liability
Disclosure of types of insurance contracts [line items]
Amount of assets or liabilities covered under insurance contracts	R$ 535,896	R$ 527,974